Financial Instruments - Summary of Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Mandatorily at FVTPL	$ 10,187,492	$ 324,753	$ 10,832,042
Measured at amortized cost (Note 1)	219,695,988	7,003,379	191,953,553
Trade receivables, net	125,042,214	3,986,044	113,419,820
Held for trading	825,420	26,312	243,752
Contingent considerations	569,948	18,169	589,117
Financial liabilities for hedging	9,282,400	295,901	12,456,104
Measured at amortized cost (Note 2)	459,199,442	14,638,172	344,543,769
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments	12,607,114	401,885	12,933,733
Debt instruments	1,008,140	32,137	1,025,760
Trade receivables, net	$ 6,182,804	$ 197,093	$ 6,532,508